TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Summary of Income Tax Reconciliation
The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
	(in thousands)
Net profit (loss) as reported in the
statements of operations	$(305)	$338	$747
Statutory tax rate	25%	25%	24%
Income Tax under statutory tax rate	$(76)	$84	$179

Less full valuation allowance	-	(84)	(179)

Actual income tax	$-	$-	$-